S-K 1603(a)(7) Sponsor Controlling Persons	Aug. 22, 2025
Pearl Energy Investment II, LP [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Pearl Energy Investment II, L.P.